Schedule of short-term loans (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Dec. 31, 2024
Private Lenders [Member]
Line of Credit Facility [Line Items]
Short term loans		$ 376,799	$ 528,074
Related Party [Member]
Line of Credit Facility [Line Items]
Short term loans		$ 1,632,983	438,097
Kong Wei Peng [Member] | Private Lenders [Member]
Line of Credit Facility [Line Items]
Lender name		Kong Wei Peng
Maturities		Due on demand
Interest Rate		0.00%
Collateral/Guarantee		None
Short term loans		$ 1,425	2,236
Raleigh Investment [Member] | Private Lenders [Member]
Line of Credit Facility [Line Items]
Lender name		Raleigh Investment
Maturities		January 31, 2025
Interest Rate		3.00%
Collateral/Guarantee		None
Short term loans			12,198
8i Asia Limited [Member] | Private Lenders [Member]
Line of Credit Facility [Line Items]
Lender name		8i Asia Limited
Maturities		June 30, 2025 to December 31, 2025
Collateral/Guarantee		None
Short term loans		$ 375,374	513,640
8i Asia Limited [Member] | Private Lenders [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Interest Rate		0.00%
8i Asia Limited [Member] | Private Lenders [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Interest Rate		8.00%
Alfred Lim [Member] | Related Party [Member]
Line of Credit Facility [Line Items]
Lender name	[1]	Alfred Lim
Maturities		December 31, 2023, extended to December 31, 2025
Interest Rate		8.00%
Collateral/Guarantee		None
Short term loans		$ 231,704	183,205
8i Enterprises Pte Ltd [Member]
Line of Credit Facility [Line Items]
Interest Rate		10.00%
Short term loans		$ 1,193,420
8i Enterprises Pte Ltd [Member] | Related Party [Member]
Line of Credit Facility [Line Items]
Lender name	[2]	8i Enterprises Pte. Ltd
Maturities	[3]	December 31, 2025
Interest Rate		8.00%
Collateral/Guarantee		None
Short term loans		$ 1,401,279	$ 254,892

[1]	Mr. Alfred Lim is a Chief Executive Officer, an executive director and shareholder of the Company.
[2]	Mr. Meng Dong (James) Tan, the Company’s related party who had more than 10% ownership of the Company, is the sole shareholder and director of 8i Enterprises Pte. Ltd. Mr. Tan has sole voting and dispositive power over such shares.
[3]	On March 15, 2024, loan from 8i Enterprises Pte. Ltd and Meng Dong (James) Tan were converted into the Company’s ordinary shares (refer to Note 14). During the year ended December 31, 2024, the Company entered into new loan agreements with 8i Enterprises Pte. Ltd., borrowing an aggregate amount of $